Related party transactions - Other (Details) - EUR (€) € in Thousands		3 Months Ended
	Sep. 01, 2021	Mar. 31, 2022	Mar. 31, 2021
MK Technology GmbH | voxeljet China
Related parties
Ownership interest in associate (as a percent)	15.00%
Jin Tianshi | voxeljet China
Related parties
Ownership interest in associate (as a percent)	15.00%
Franz Industriebeteiligungen office space
Related parties
Rent expense		€ 1	€ 1
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties		0	0
Suzhou Meimai Fast Manufacturing Technology
Related parties
Revenue from related parties		99	5
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties		€ 0	0
Ownership interest in associate (as a percent)		33.30%
Susanne Ederer-Pausewang , Wife of Chief Executive Officer
Related parties
Sales of property and other assets from related parties		€ 27
Michele Neuber
Related parties
Services received from related parties		1	€ 1
Lisa Franz
Related parties
Services received from related parties		€ 1